Significant Accounting Judgments, Estimates and Assumptions Used In the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2020
Significant Accounting Judgments, Estimates and Assumptions Used In the Preparation of the Financial Statements [abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 3: SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies in the financial statements, the Group has made the following judgments, estimates and assumptions, which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments:

Classification of leases:

Evaluation of whether to classify a lease as a finance lease or an operating lease in accordance with the criteria stipulated in IFRS 16 requires significant judgment.

b.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Group that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

●	Grants from the IIA:

Government grants received from the IIA are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is uncertainty regarding the estimated future cash flows and discount rate used to measure the amount of the liability.

●	Provision for allowance for doubtful accounts on trade receivables:

The Group uses a provision matrix to calculate the allowance for doubtful accounts based on expected credit losses (ECL’s) for trade receivables. The provision rates are based on days past due for its various customers. The provision matrix is initially based on the Group’s historical observed default rates as well as forward-looking information. At each reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. The amount of ECLs is sensitive to changes in circumstances and forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customers’ actual default in the future. The information about the ECLs on the Group’s trade receivables is disclosed in Note 6.

●	Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by the Binomial model. The Binomial model is based on share price and exercise price and assumptions regarding expected volatility, term of share option, dividend yield and risk-free interest rate.